SUPPLEMENT TO THE CURRENTLY EFFECTIVE STATEMENT OF ADDITIONAL INFORMATION

DWS Emerging Markets Fixed Income Fund

The following information replaces the existing tables for DWS Emerging Markets Fixed Income Fund in “Part I: Appendix I-D – Portfolio Management” of the fund’s Statement of Additional Information. The information for Nicolas Schlotthauer and Roland Gabert is provided as of the fund’s most recent fiscal year end, and the information for Stephan Schumann is provided as of April 30, 2025.

DWS Emerging Markets Fixed Income Fund

Fund Ownership of Portfolio Managers

Name of Portfolio Manager	Dollar Range of Fund Shares Owned	Dollar Range of All DWS Fund Shares Owned
Stephan Schumann	$0	$0
Nicolas Schlotthauer	$0	$0
Roland Gabert	$0	$0

Conflicts of Interest

DWS Emerging Markets Fixed Income Fund

Other SEC Registered Investment Companies Managed:

Name of Portfolio Manager	Number of Registered Investment Companies	Total Assets of Registered Investment Companies	Number of Investment Company Accounts with Performance- Based Fee	Total Assets of Performance-Based Fee Accounts
Stephan Schumann	0	$0	0	$0
Nicolas Schlotthauer	0	$0	0	$0
Roland Gabert	0	$0	0	$0

Other Pooled Investment Vehicles Managed:

Name of Portfolio Manager	Number of Pooled Investment Vehicles	Total Assets of Pooled Investment Vehicles	Number of Pooled Investment Vehicle Accounts with Performance-Based Fee	Total Assets of Performance-Based Fee Accounts
Stephan Schumann	0	$0	0	$0
Nicolas Schlotthauer	0	$0	0	$0
Roland Gabert	1	$196,481,093	0	$0

July 15, 2025

SAISTKR25-10

Other Accounts Managed:

Name of Portfolio Manager	Number of Other Accounts	Total Assets of Other Accounts	Number of Other Accounts with Performance-Based Fee	Total Assets of Performance-Based Fee Accounts
Stephan Schumann	3	$1,124,030,298	0	$0
Nicolas Schlotthauer	7	$1,636,479,149	2	$1,028,856,234
Roland Gabert	5	$720,592,796	0	$0

Please Retain This Supplement for Future Reference

July 15, 2025

SAISTKR25-10